Tax and social security obligations - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax and Social Security Obligations [Abstract]
Corporate income tax liability	R$ 628,515	R$ 215,278
Corporate income tax prepaid	275,755	171,450
Withholding taxes payable	361,269	R$ 240,017
Excess values of the asset and its impact on net positions	R$ 413,791